Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Summary of Quarterly Financial Data

The following is a summary of selected quarterly financial data (unaudited) for the years ended December 31:

(Dollars in thousands, except per share data)	Interest Income	Net Interest Income	Net Income	Basic Earnings Per Share	Diluted Earnings Per Share
2019
First quarter	$7,968	$7,011	$2,540	$0.93	$0.93
Second quarter	8,121	7,071	2,586	0.94	0.94
Third quarter	8,262	7,188	2,695	0.98	0.98
Fourth quarter	8,110	7,129	2,593	0.95	0.95

2018
First quarter	$6,949	$6,389	$2,164	$0.79	$0.79
Second quarter	7,344	6,652	2,324	0.85	0.85
Third quarter	7,572	6,801	2,432	0.88	0.88
Fourth quarter	7,772	6,909	2,492	0.91	0.91

2017
First quarter	$6,247	$5,862	$1,730	$0.63	$0.63
Second quarter	6,413	5,950	1,726	0.63	0.63
Third quarter	6,766	6,204	1,866	0.68	0.68
Fourth quarter	7,014	6,436	1,779	0.65	0.65